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                             Janus Investment Fund
                          Janus Equity and Bond Funds

                         Supplement dated May 18, 2007
           to Currently Effective Statement of Additional Information

The following replaces in its entirety investment restriction (b) under INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS on page 5 of the Statement of Additional Information:

       (b) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore ("short sales against the box"). In addition, Janus High-Yield Fund and the Equity Funds may engage in "naked" (uncovered) short sales, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund's naked short sale positions will not exceed 10% of its assets. Transactions in futures, options, swaps, and forward contracts are not deemed to constitute selling securities short.

In addition, the following replaces the first sentence in the second paragraph under SHORT SALES on page 11 of the Statement of Additional Information:

       Janus High-Yield Fund and the Equity Funds, with the exception of INTECH Risk-Managed Stock Fund, may also engage in "naked" (uncovered) short sales.
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                             Janus Investment Fund
                             Janus Smart Portfolios

                         Supplement dated May 18, 2007
           to Currently Effective Statement of Additional Information

The following replaces in its entirety investment restriction (a) under INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO THE PORTFOLIOS on page 4 of the Statement of Additional Information:

       (a) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore ("short sales against the box"). In addition, each Portfolio may engage in "naked" (uncovered) short sales, which involve selling a security that a Portfolio borrows and does not own. The total market value of all of a Portfolio's naked short sale positions will not exceed 10% of its assets. Transactions in futures, options, swaps, and forward contracts are not deemed to constitute selling securities short.

In addition, the following replaces the first sentence in the second paragraph under SHORT SALES on page 12 of the Statement of Additional Information:

       The underlying funds, except the INTECH Funds, Janus Flexible Bond Fund, Janus Short-Term Bond Fund, and Janus Money Market Fund - Investor Shares, may also engage in "naked" (uncovered) short sales.